PROVISIONS AND CONTINGENT LIABILITIES - Legal Provisions (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Feb. 22, 2016	Feb. 18, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Sep. 30, 2015
Legal provision
Fines and disgorgements			$ 795.0
DPA, the guilty plea, DSA and SEC
Legal provision
Legal provisions							$ 900.0
Future direct and incremental expected legal fees						$ 105.0
Legal fees paid utilizing provision				$ 7.0	$ 14.0
Reduction in provision by change in estimate				$ 26.0	$ 33.0
Deferred prosecution agreement
Legal provision
Criminal penalty to USA		$ 230.0
Forfeiture fee to USA		40.0
Dutch Settlement Agreement
Legal provision
Criminal fines		230.0
Disgorgement fee		375.0
Forfeiture fee to department of justice		40.0
Disgorgement fee to SEC		167.5
Further payment over criminal fines to OM		$ 167.5
SEC Judgment
Legal provision
Disgorgement fee	$ 375.0
Forfeiture fee to department of justice	40.0
Disgorgement fee to SEC	167.5
Disgorgement fee to OM	$ 167.5